Organization and nature of business (Details Textual) - shares	1 Months Ended
	Dec. 28, 2016	Dec. 31, 2018	Jul. 12, 2017	Aug. 19, 2015
Business Acquisition, Percentage of Voting Interests Acquired	5.00%	70.00%	70.00%
Equity Method Investment, Ownership Percentage		70.00%	70.00%	95.00%
Euroasia [Member]
Equity Method Investment, Ownership Percentage			100.00%
Hangzhou Jiyi Trading Co., Ltd [Member]
Equity Method Investment, Ownership Percentage			100.00%
USCNHK [Member]
Equity Method Investment, Ownership Percentage		100.00%
Tantech Bamboo [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,018,935
Business Acquisition, Percentage of Voting Interests Acquired	5.00%
Equity Method Investment, Ownership Percentage		100.00%
Hangzhou Jiyi Trading Co., Ltd [Member]
Equity Method Investment, Ownership Percentage			19.00%
Hanzhou Wangbo Investment Management Co., Ltd ("Wangbo") [Member]
Equity Method Investment, Ownership Percentage			51.00%